Contributed equity - Summary of Information about Shares Reserved for Employee Share Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Share Plans [Member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	1,873,777	1,819,744	1,766,099
Beginning balance	$ (38)	$ (30)	$ (23)
Purchases during the year, shares	2,332,121	2,232,589	2,683,469
Purchases during the year	$ (57)	$ (45)	$ (47)
Vested/allocated during the year, shares	(2,064,971)
Vested/allocated during the year	$ 46
Vested during the year, shares		(2,178,556)	(2,629,824)
Vested during the year		$ 37	$ 40
Ending balance, shares	2,140,927	1,873,777	1,819,744
Ending balance	$ (49)	$ (38)	$ (30)
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Purchases during the year, shares		6,823,092
Purchases during the year		$ (144)
Vested during the year, shares		(6,823,092)
Vested during the year		$ 144